Note 2 - Summary of Significant Accounting Policies: Revenue Recognition (Policies)	9 Months Ended
Sep. 30, 2013
Policies
Revenue Recognition

Revenue Recognition

Oil and gas production revenues are recognized at the point of sale. Sales and related costs are recognized on the full cost method at the time the product is shipped and title passes to the customer.